Intangible Assets	3 Months Ended
Mar. 31, 2023
Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
10.	INTANGIBLE ASSETS

Intangible assets are comprised of a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players. The Company continues to develop new apps, therefore additional costs were capitalized during the three-month period ended March 31, 2023.

	Software	Customer Relationships	Tradename	Developed Technology	Total
Cost
At December 31, 2021	12,218,908	4,840,000	750,000	1,550,000	19,358,908
Additions	2,496,621	-	-	-	2,496,621
Impairments	-	(1,194,377)	(235,555)	(243,407)	(1,673,340)
At December 31, 2022	14,748,072	3,645,623	514,445	1,306,593	20,214,732
Additions	9,550	-	-	-	9,550
At March 31, 2023	14,757,622	3,645,623	514,445	1,306,593	20,224,282
Accumulated amortization
At December 31, 2021	9,481,679	403,333	-	301,389	10,186,401
Amortization	1,729,326	691,430	-	516,667	2,937,423
At December 31, 2022	11,334,223	1,037,144	-	775,000	13,156,368
Amortization	479,187	88,599	-	118,569	686,355
At March 31, 2023	11,813,410	1,125,743	-	893,569	13,832,722
Carrying amounts
At December 31, 2021	2,636,555	4,494,286	750,000	1,291,667	9,172,507
At December 31, 2022	3,403,849	2,608,479	514,445	531,593	7,058,366
At March 31, 2023	2,934,212	2,519,880	514,445	413,024	6,381,563